Non-Current Assets by Region (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets by Region
Schedule of non-current assets by region

€ millions	2022	2021
Germany	5,897	5,305
Rest of EMEA	5,897	5,927
EMEA	11,794	11,232
United States	32,414	30,141
Rest of Americas	510	441
Americas	32,923	30,582
India	333	279
APJ	1,210	1,263
SAP Group	45,928	43,077